Cash, Cash Equivalents and Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014
Cash and Cash Equivalents [Line Items]
Cost Method Investments	$ 52	$ 4
Equity Method Investments	14	85
Investments with continuous unrealized losses	0	0
Securities on loan	85	100
Proceeds from Equity Method Investment, Dividends or Distributions	134
Net Investment Income	$ 115
Minimum [Member]
Cash and Cash Equivalents [Line Items]
Letters of Credit, Lease Term	1 month
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Letters of Credit, Lease Term	9 years